Christopher Weil & Company Core Investment Fund
		Schedule of Investments
		August 31, 2022 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

COMMUNICATIONS

Services - Computer Programming, Data Processing, Etc.
21,560	Alphabet Inc. Class A *			$2,333,223
1,207	Baidu, Inc. - Class A * **			173,772
1,705	Meta Platforms, Inc. - Class A *			277,796
18,794	Pinterest, Inc. - Class A *			433,014
				$3,217,805

Services - Video Tape Rental
1,225	Netflix, Inc. *			273,861

Total for Communications				3,491,666	4.88%

CONSUMER DISCRETIONARY

Cable & Other Pay Television Services
19,902	The Walt Disney Co. *			2,230,616

Motorcycles, Bicycles & Parts
1,840	Harley-Davidson, Inc.			70,969

Retail - Catalog & Mail-Order Houses
33,039	Poshmark, Inc. - Class A			357,482

Retail - Variety Stores
1,125	Target Corporation			180,383

Services - Advertising Agencies
39,372	Criteo S.A. * **			1,063,831
38,675	Groupon, Inc. *			383,269
				1,447,100

Services - Business Services, NEC
7,500	Alibaba Group Holding Ltd. **			715,575

Services - Educational Services
52,618	Stride Inc. *			2,006,851
79,653	Universal Technical Institute, Inc. *			546,420
				2,553,271

Total for Consumer Discretionary				7,555,396	10.57%

FINANCIALS

Fire, Marine & Casualty Insurance
13,462	Berkshire Hathaway Inc. - Class B *			3,780,130

Investment Advice
6,256	Houlihan Lokey, Inc. Class A			491,096

National Commercial Banks
21,509	Bank of America Corporation			722,917
6,981	JPMorgan Chase & Co.			793,949
				1,516,866

State Commercial Banks
8,066	The Bank of New York Mellon Corporation			334,981

Total for Financials				6,123,073	8.57%

HEALTH CARE

Agricultural Production-Crops
37,022	Verano Holdings Corp. Class A (Canada) *			244,345

Orthopedic, Prosthetic & Surgical Appliances & Supplies
9,099	CollPlant Biotechnologies Ltd. * **			67,970

Pharmaceutical Preparations
30,348	United Therapeutics Corporation *			6,877,464

Retail - Drug Stores and Proprietary Stores
37,037	CVS Health Corporation			3,635,182

Services - Business Services, NEC
3,264	Akamai Technologies, Inc. *			294,674

Total for Health Care				11,119,635	15.56%

INDUSTRIALS

Fabricated Structural Metal Products
5,858	Valmont Industries, Inc.			1,621,612

Farm Machinery & Equipment
3,207	Deere & Company			1,171,357

Heavy Construction Other Than Building Construction - Contractors
66,352	Fluor Corporation *			1,754,347

Measuring & Controlling Devices, NEC
5,288	Rockwell Automation, Inc.			1,252,939

Miscellaneous Transportation Equipment
11,077	ChargePoint Holdings, Inc. - Class A *			180,223

Services - Auto Rental & Leasing (No Drivers)
1,066	AMERCO			560,364

Services - Business Services, NEC
21,889	Uber Technologies, Inc. *			629,528

Transportation Services
7,740	GXO Logistics, Inc. *			343,501

Water, Sewer, Pipeline, Communication & Power Line Construction
6,936	MasTec, Inc. *			558,348

Wholesale - Durable Goods
1,912	W.W. Grainger, Inc.			1,061,045

Total for Industrials				9,133,264	12.78%

INFORMATION TECHNOLOGY

Auto Controls For Regulating Residential & Comml Environment
1,000,000	Telkonet, Inc. *			31,000

Computer & Office Equipment
2,168	International Business Machines Corporation			278,480

Computer Communications Equipment
1,849	Arista Networks, Inc. *			221,658

Computer Peripheral Equipment, NEC
9,976	Stratasys Ltd. (Israel) *			172,186

Measuring & Controlling Devices, NEC
39,733	Trimble Inc. *			2,513,112

Radio & TV Broadcasting & Communications Equipment
540	Qualcomm, Inc.			71,426

Semiconductors & Related Devices
3,596	Ambarella, Inc. *			244,096
29,882	MaxLinear, Inc. *			1,073,660
13,342	Micron Technology, Inc.			754,223
4,143	Silicon Laboratories Inc. *			519,242
5,898	Skyworks Solutions, Inc.			581,248
57,744	Ultra Clean Holdings, Inc. *			1,690,167
				4,862,636

Services - Computer Processing & Data Preparation
29,040	Yext, Inc. *			129,228

Services - Computer Programming Services
16,439	Amdocs Limited (Island of Guernsey)			1,405,041

Services - Prepackaged Software
37,113	3D Systems Corporation *			375,955
108,466	Box, Inc. Class A *			2,792,999
22,450	NortonLifeLock Inc.			507,145
8,306	PTC Inc. *			954,276
				4,630,375

Total for Information Technology				14,315,142	20.03%

MATERIALS

Industrial Organic Chemicals
31,102	Origin Materials, Inc. - Class A *			194,387

Metal Mining
132,107	Cleveland-Cliffs Inc. *			2,281,488
39,909	Freeport-McMoRan Inc.			1,181,306
18,408	Vale S.A. **			228,627
				3,691,421

Total for Materials				3,885,808	5.44%

Total for Common Stocks (Cost - $47,993,895)				55,623,984	77.83%

EXCHANGE TRADED FUNDS - Equity
22,492	Cambria Tail Risk ETF			369,768
20,582	Global X Silver Miners ETF			479,766
7,140	iShares MSCI Brazil ETF			217,913
28,469	iShares MSCI China ETF			1,414,625
8,999	iShares MSCI Emerging Markets ETF			354,831
142,407	iShares MSCI Global Gold Miners ETF			2,611,744
30,888	iShares MSCI South Korea ETF			1,788,724
176,850	ProShares Short S&P500® ETF *			2,780,082
(Cost - $10,212,043)				10,017,453	14.01%

MONEY MARKET FUNDS
5,685,577	Invesco Short-Term Investments Trust Treasury Portfolio
	Institutional Class 2.14% ***			5,685,577	7.95%
(Cost - $5,685,577)
REAL ESTATE INVESTMENT TRUSTS
13,000	Farmland Partners Inc.			188,630	0.26%
(Cost - $176,638)

	Total Investments			71,515,644	100.05%
	(Cost - $64,068,153)

	Liabilities in Excess of Other Assets			(38,054)	-0.05%

	Net Assets			$ 71,477,590	100.00%

* Non-Income Producing Securities.
** ADR - American Depositary Receipt.
*** The Yield Rate shown represents the 7-day yield at August 31, 2022.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at August 31, 2022, was $64,068,153. At August 31, 2022, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) was as follows:

		Unrealized Appreciation		$ 11,054,901
		Unrealized Depreciation		(3,607,410)
		Unrealized Appreciation		$ 7,447,491

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks including ADRs, ETFs and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2022:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 55,623,984	$ -	$ -	$ 55,623,984
Exchange Traded Funds		10,017,453	-	-	10,017,453
Real Estate Investment Trusts		188,630	-	-	188,630
Money Market Funds		5,685,577	-	-	5,685,577
Total		$ 71,515,644	$ -	$ -	$ 71,515,644